Hybrid Financial Instruments: Convertible Debentures with Embedded Derivatives (Details) - Schedule of Fair Value of Conversion Right Using Finite Difference Method and Share Interest Feature Using the Monte Carlo Simulations
6 Months Ended
Jun. 30, 2024
Valuation Date [Member]
Schedule of Key Inputs [Line Items]
Key Inputs	March 27, 2024
Maturity Date [Member]
Schedule of Key Inputs [Line Items]
Key Inputs	March 27, 2028, term of 4 years
Risk-free Rate [Member]
Schedule of Key Inputs [Line Items]
Key Inputs	Zero coupon curve based on United States Dollar Swap rates as of March 27, 2024
Equity Volatility [Member]
Schedule of Key Inputs [Line Items]
Key Inputs	$7.75, based on Lifezone’s March 27, 2024, closing share price on the NYSE
Equity Volatility [Member]
Schedule of Key Inputs [Line Items]
Key Inputs	65%, selected based on review of the volatility (rounded) of a group of peer companies
Dividend Yield [Member]
Schedule of Key Inputs [Line Items]
Key Inputs	Assumed at 0% as Management does not expect dividends to be distributed during the term of the Debenture
Interest Rate [Member]
Schedule of Key Inputs [Line Items]
Key Inputs	Forward SOFR + 4.0%, subject to a SOFR floor of 3.0%, 30/360 basis
Conversion Price [Member]
Schedule of Key Inputs [Line Items]
Key Inputs	$8.00
Conversion Cap [Member]
Schedule of Key Inputs [Line Items]
Key Inputs	$12.00
Credit Spread [Member]
Schedule of Key Inputs [Line Items]
Key Inputs	19.0% based on an estimated market-based unsecured rate for the Company and consideration of calibrating the FV of the Debentures to 98.5% of par